COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

32. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2010, the Group had executed purchase agreements of approximately $288.8 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Agreement with Apple—In August 2008, the Group entered into an unconditional purchase agreement with Apple Sales International to buy 1.5 million iPhone handsets at list prices at the dates of respective purchases over a three year period. Pursuant to the agreement the Group should also incur certain iPhone promotion costs. In 2010, 2009 and 2008, the Group made 7.5%, 0.4% and 7.2% of its total purchase installment contemplated by the agreement, respectively. Total amount paid for handsets purchased under the agreement for the years ended December 31, 2010, 2009 and 2008 amounted to $79.4 million, $3.4 million and $65.4 million, respectively.

        MGTS long-term investment program—In December 2003, MGTS announced its long-term investment program for the period from 2004 to 2012, providing for extensive capital expenditures, including expansion and full digitalization of the Moscow telephone network. The program was approved by resolution of the Moscow City Government on December 16, 2003. At the inception of the investment program, capital expenditures were estimated to be approximately $1,600.0 million and included reconstruction of 350 local telephone stations and installation of 4.3 million of new phone lines. As a result of implementation of the investment program, new digital equipment is being installed in the buildings housing the telephone nodes, and a substantial amount of floor space will become available after the replacement of analogue switching equipment. The additional free floor space after reconstruction is expected to be sold to third parties or rented out. There are 113 automatic telephone station buildings which are to be reconstructed or rebuilt in the course of the investment program. Currently, management has not made a decision whether to sell the free floor space created in the course of the investment program or to rent it out.

        In November 2006, MGTS signed an agreement with the Moscow City Government, under which MGTS' investment program was approved. Under the agreement, the Moscow City Government is entitled to receive not less than 30% of the market value of additional floor space constructed during the course of the investment program. The obligation arises at the time the reconstruction of specified properties is completed. In December 2005, MGTS made a prepayment to the Moscow City Government under this program which will be offset against the future liability arising as a result of the investment program.

        In the course of implementation of the investment program, MGTS entered into a series of agreements with Sistema-Hals, a subsidiary of Sistema, related to project development and reconstruction of buildings housing the telephone stations. The main part of the work under these contracts was to be performed between 2006 and 2012. Under the agreements, Sistema-Hals was to prepare the project documentation and perform construction work on behalf of MGTS, and MGTS was to reimburse all the expenses incurred in relation to the construction process with a margin of 4.75% on such expenses and to pay a fixed fee of $0.04 million per one building. During 2005-2009 project development and site preparation work was performed by Sistema Hals on 95 sites, which resulted in recognition of payable to Sistema Hals and construction in-progress amounting to $38.3 million and $33.3 million, respectively, as of December 31, 2009.

        In December 2010 MGTS and Sistema Hals cancelled agreements in connection with 87 sites out of 95. The agreed terms for the cancelled agreements are as follows:

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  For 8 out of 87 sites all the expenses incurred by Sistema Hals in relation to construction process on those sites should be reimbursed by investor companies, not MGTS. Consequently, payable to Sistema Hals and construction in-progress in connection with these sites of $20.8 million and $17.7 million, respectively, were reversed as of December 31, 2010.

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  For 79 out of 87 sites MGTS is to reimburse part of the expenses incurred by Sistema Hals in relation to the construction process. Consequently, payables to Sistema Hals and construction in progress relating to those 79 sites were reduced by $6.4 million and $5.5 million respectively, and, as of December 31, 2010, amounted to $5.9 million and $5.0 million respectively. In addition, management believes that the remaining construction in progress is impaired as of December 31, 2010 in the amount of $3.5 million.

        The remaining 8 sites will be developed based on existing agreements. Accordingly, as of December 31, 2010, the respective payable to Sistema Hals and construction in-progress amounted to $6.1 million and $5.2 million respectively.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2058. Rental expenses under the operating leases of $338.3 million, $278.5 million and $243.8 million for the years ended December 31, 2010, 2009 and 2008, respectively, are included in operating expenses in the accompanying consolidated statements of operations. Rental expenses under the operating leases of $182.4 million, $168.7 million and $175.8 million for the years ended December 31, 2010, 2009 and 2008, respectively, are included in cost of services in the accompanying consolidated statements of operations. Future minimum lease payments due under these leases at December 31, 2010 are as follows:

Payments due in the years ended December 31,
2011	$337,470
2012	27,244
2013	16,096
2014	8,748
2015	6,734
Thereafter	75,265

Total	$471,557

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2010, tax declarations of MTS OJSC and other subsidiaries in Russia for the preceding three fiscal years were open for further review.

        In October 2009, the Russian tax authorities completed the tax audit of Sibintertelecom for the years ended December 31, 2006, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed that RUB 174.5 million ($5.8 million as of December 31, 2009) in additional taxes, penalties and fines. The Group succeeded appealing in a court of original jurisdiction, which recognized the tax authorities' resolution to be invalid. In February 2011 an arbitration appellate court confirmed the decision of the court of original jurisdiction.

        In December 2010 the Russian tax authorities completed the tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed that RUB 353.9 million ($11.6 million as of December 31, 2010) in additional taxes, penalties and fines were payable by the Group. The resolution did not come into force as the Group has prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business. The Group's management believes that customs duties are calculated in compliance with applicable legislation. However there is a risk that the customs authorities may take a different view and impose additional customs duties. As of December 31, 2010 and 2009, no provision was recorded in the consolidated financial statements in respect of such additional duties.

        Pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities might be subject to transfer pricing rules. The Group's management believes that taxes payable are calculated in compliance with the applicable tax regulations relating to transfer pricing. However there is a risk that the tax authorities may take a different view and impose additional tax liabilities. As of December 31, 2010 and 2009, no provision was recorded in the consolidated financial statements in respect of such additional claims.

        Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2010 and 2009, the provision accrued amounted to $10.0 million and $68.2 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled $14.0 million and $10.6 million as of December 31, 2010 and 2009, respectively. However, the risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group will have to build a certain number of base stations that support 3G standards and will have to start providing services in the Russian Federation by a certain date, and also will have to build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2010 the Group is in compliance with these conditions.

        Issued guarantees—In 2006, MGTS became a guarantor under a credit facility provided to InvestSvyazHolding, a subsidiary of Sistema, by Komercni banka, a.s., Prague. The credit line totaling EUR 5.6 million was repaid in February 2011. MGTS' guarantee amounted to $0.9 million as of December 31, 2010.

        In 2006, MGTS became a guarantor under a credit facility provided to MBRD, a subsidiary of Sistema, by Bankgesellschaft Berlin AG, Berlin. The credit line for the total amount of EUR 2.1 million matures in June 2011. MGTS' guarantee amounted to $0.3 million as of December 31, 2010.

        Under these guarantees the Group could be potentially liable for a maximum amount of $1.2 million in case of borrowers' default under the obligations. As of December 31, 2010, no event of default has occurred under any of the guarantees issued by the Group. The Group does not recognize a liability at inception for the fair value of the guarantor's obligation, as provisions of the authoritative guidance on guarantees do not apply to the guarantees issued between corporations under common control.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for $150.0 million in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for "Option Shares," representing the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares. The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was $170.0 million.

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group decided to write off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of $170.0 million was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for $170.0 million to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011 the London Court of International Arbitration made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold $170.0 million for the Option Shares, $5.9 million in damages and $34.0 million in interest and other costs—all representing in total approximately $210.8 million ("Award"). In addition to the $170.0 million liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional $40.8 million in the consolidated financial statements for the year ended December 31, 2010.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), have been named defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received by these three companies in the first quarter of 2005 from Bitel in the amount of approximately $25.2 million plus compensatory damages, and to recover approximately $3.7 million in losses and accrued interest. In the event that the defendants do not prevail in these lawsuits, the Group may be liable to Bitel for such claims. The KFG Companies have also asserted counterclaims against Bitel, and claims against other defendants including Altimo LLC ("Altimo"), and Altimo Holdings & Investments Limited ("Altimo Holding"), for the wrongful misappropriation and control of Bitel.

        On November 30, 2007 the High Court of Justice of the Isle of Man set aside orders it had previously issued granting leave to serve the non-Manx defendants out of the jurisdiction as to the KFG Companies' counterclaims on the basis of a lack of jurisdiction. The KFG Companies appealed that ruling to the Isle of Man Staff of Government and on November 28, 2008, the Staff of Government reversed the High Court and ruled that the case should proceed in the Isle of Man. The defendants have sought leave to appeal from the Judicial Committee of the Privy Council of the House of Lords of the United Kingdom.

        On March 10, 2011 the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies. The Privy Council's ruling confirms the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of the London Court of International Arbitration, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to MTS Finance's acquisition of the KFG Companies. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. At the request of the parties, the tribunal agreed to stay the damages phase of the proceedings pending the resolution of the appeals process before the court in the Isle of Man, as described above. The Group is not able to predict the outcome of these proceedings or the amount of damages to be paid, if any.

        Beta Link—On August 12, 2009, Beta Link CJSC ("Beta Link") filed a claim against MTS, seeking (i) payment of RUB 238.5 million ($7.9 million as of December 31, 2009) in dealer commission, (ii) payment of $10.0 million in penalties for breach of dealers' agreement and (iii) payment of $2.7 million of unrealized potential benefits. On December 11, 2009, Moscow Arbitration Court ruled against MTS enacting to pay an amount of RUB 118.6 million ($3.9 million as of December 31, 2009) and $10 million in penalties. MTS prepared and filed an appeal in response of Moscow Arbitration Court ruling, which resulted in a judgment in favor of the Group on March 23, 2010. Beta Link, in return, prepared the further appeal against MTS. On July 22, 2010, Beta Link withdrew its appeal and the case was dismissed.

        Other litigation—In the ordinary course of business, the Group may be party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.